UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10255

Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.6% (100.0% of Total Investments)

	Alabama – 0.5% (0.3% of Total Investments)
$ 2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,125,918
	2006C-2, 5.000%, 11/15/39
	Alaska – 2.4% (1.7% of Total Investments)
1,000	Alaska Municipal Bond Bank, General Obligation Bonds, Qualified 501 Series 2013B-2,	6/18 at 100.00	AA+	1,095,190
	5.000%, 6/01/30
3,000	Anchorage, Alaska, General Obligation Bonds, Schools Refunding Series 2004B, 5.250%,	No Opt. Call	AAA	3,051,240
	12/01/15 – AMBAC Insured
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 –	5/17 at 100.00	AA	2,428,705
	NPFG Insured
2,455	North Slope Borough, Alaska, General Obligation Bonds, Series 2007A, 5.000%, 6/30/16 –	No Opt. Call	Aa2	2,561,940
	NPFG Insured
2,285	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/15 at 100.00	B	1,754,492
	Series 2006A, 5.000%, 6/01/46
11,030	Total Alaska			10,891,567
	Arizona – 1.8% (1.2% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	4,903,110
	2010A, 5.000%, 7/01/40
2,905	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	No Opt. Call	Aa1	3,139,637
	Revenue Bonds, Series 2008A, 5.000%, 1/01/33
7,405	Total Arizona			8,042,747
	California – 17.6% (12.3% of Total Investments)
1,295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden	6/17 at 100.00	BB	1,063,493
	Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
3,280	5.450%, 6/01/28	12/18 at 100.00	B	3,238,082
9,000	5.600%, 6/01/36	12/18 at 100.00	B	8,266,950
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	AA+	4,181,592
	Series 2006, 5.000%, 4/01/37 – BHAC Insured
4,345	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	AA–	4,558,166
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,955,755
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA–	3,468,660
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	No Opt. Call	Aa1	3,348,520
	2005, 0.000%, 8/01/22 – NPFG Insured
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999	No Opt. Call	Aaa	2,624,343
	General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,350	5.000%, 6/01/33	6/17 at 100.00	B	3,647,997
1,000	5.125%, 6/01/47	6/17 at 100.00	B	781,930
3,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA– (4)	3,024,150
	Revenue Bonds, District 14, Subordinate Series 2005B, 5.000%, 10/01/34 (Pre-refunded
	10/01/15) – FGIC Insured
5,255	Los Angeles Unified School District, California, General Obligation Bonds, Election of 2004,	7/16 at 100.00	Aa2 (4)	5,482,174
	Series 2006F, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	828,170
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	3,439,395
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	7,836,982
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	5,207,550
	AGC Insured
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	1,359,120
	Series 2001B, 0.000%, 9/01/23 – AGM Insured
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,070,600
	Center, Series 2007A, 5.000%, 7/01/47
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	2,080,704
	Series 2003, 0.000%, 7/01/27 – AGM Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A1	2,044,596
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
4,150	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 53.32	AA	2,094,464
	2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,313,750
	(Alternative Minimum Tax)
90,545	Total California			80,917,143
	Colorado – 8.0% (5.6% of Total Investments)
4,445	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	4,823,625
	Series 2013A, 5.250%, 1/01/45
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	4,337,160
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	2,102,760
	Association, Series 2007, 5.250%, 5/15/42
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,377,595
	Series 2007, 5.125%, 9/15/29
	Denver, Colorado, Airport System Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – NPFG Insured (UB)	11/16 at 100.00	AA–	5,680,194
3,300	5.000%, 11/15/24 – NPFG Insured	11/16 at 100.00	AA–	3,487,968
4,335	5.000%, 11/15/25 – NPFG Insured (UB)	11/16 at 100.00	AA–	4,579,017
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB+	3,244,500
	2010A, 0.000%, 9/01/41
8,135	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	AA–	4,257,046
	NPFG Insured
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,096,042
	5.375%, 6/01/31
45,790	Total Colorado			36,985,907
	Connecticut – 1.9% (1.3% of Total Investments)
3,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,772,312
	Series 2007Z-1, 5.000%, 7/01/42
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	No Opt. Call	AA	5,121,750
	2nd Lien Refunding Series 2009-1, 5.000%, 2/01/16
8,650	Total Connecticut			8,894,062
	District of Columbia – 1.2% (0.8% of Total Investments)
150	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/15 at 100.00	A1	149,987
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,166,700
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
5,150	Total District of Columbia			5,316,687
	Florida – 4.4% (3.0% of Total Investments)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,115,050
	Series 2014B, 5.000%, 10/01/37
2,600	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA (4)	2,627,144
	11/01/30 (Pre-refunded 11/01/15) – NPFG Insured
2,115	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	AA	2,132,216
	5.000%, 10/01/15 – AGM Insured
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA	5,416,542
	10/01/29 – FGIC Insured
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
1,795	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,915,193
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	1,596,030
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	5,262,050
19,095	Total Florida			20,064,225
	Georgia – 4.6% (3.2% of Total Investments)
2,830	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/33	5/25 at 100.00	AA–	3,258,745
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	2,188,520
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,208,360
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,454,300
5,135	Gwinnett County School District, Georgia, General Obligation Bonds, Sales Tax Series 2012A,	No Opt. Call	AAA	5,355,137
	4.000%, 10/01/16
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	2,805,800
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
19,465	Total Georgia			21,270,862
	Illinois – 17.9% (12.5% of Total Investments)
3,075	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	4/16 at 100.00	AA– (4)	3,149,292
	Revenue Bonds, Series 2006A, 5.000%, 4/01/36 (Pre-refunded 4/01/16) – NPFG Insured
3,320	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/15 at 100.00	AA	3,324,515
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
5,530	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	AA–	2,012,367
	FGIC Insured
3,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	1/16 at 100.00	AA	3,002,430
	AGM Insured
4,390	Chicago, Illinois, General Obligation Bonds, Refunding Project Series 2005B, 4.750%, 1/01/32 –	No Opt. Call	AA	4,403,038
	AGM Insured
3,360	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 69.01	AAA	2,284,867
	Series 2007B, 0.000%, 12/01/24
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,636,547
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	5,364,100
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,045,580
	5.000%, 3/15/26
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA–	10,721,572
	5/15/32 – NPFG Insured
1,600	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	1,756,080
	5.000%, 5/15/19 – AGM Insured
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	3,068,550
	2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,787,025
	2011C, 5.500%, 8/15/41 (UB) (6)
6,905	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	7,076,106
	Refunding Series 2007A, 5.250%, 5/01/34
1,555	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	1,565,621
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,925	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/22	No Opt. Call	A–	3,161,545
1,955	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	2,150,402
	5.000%, 1/01/38
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,872,375
	Series 2006, 0.000%, 12/01/23 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
8,400	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AA–	4,377,576
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	3,647,500
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/17 at 101.00	AA–	2,725,675
	Expansion Project, Series 2002B, 5.550%, 6/15/21 – NPFG Insured
3,012	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	AA	3,027,602
	3/01/30 – RAAI Insured
1,890	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	2,280,758
	Illinois, General Obligation Bonds, Series 2003A, 5.500%, 7/01/22 – FGIC Insured
94,287	Total Illinois			82,441,123
	Indiana – 4.2% (3.0% of Total Investments)
4,000	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	1/17 at 100.00	AA+ (4)	4,259,720
	Bonds, Series 2006A, 5.000%, 7/15/26 (Pre-refunded 1/15/17) – AGM Insured
1,875	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA–	1,831,088
	Refunding 2015A, 4.000%, 12/01/40
2,640	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	2,744,280
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
230	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	246,279
	Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)
435	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	435,870
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,115	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	1,168,007
	Indiana, Series 2007, 5.500%, 3/01/37
1,190	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,281,666
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	5,413,722
	NPFG Insured
2,470	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	1,853,142
	AMBAC Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/16 at 100.00	N/R	297,070
	1999, 5.800%, 2/15/24 (5)
25,235	Total Indiana			19,530,844
	Iowa – 1.5% (1.1% of Total Investments)
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,090,230
	Project, Series 2013, 5.250%, 12/01/25
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,987,306
	5.600%, 6/01/34
7,340	Total Iowa			7,077,536
	Kansas – 0.7% (0.5% of Total Investments)
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	Aa2	2,254,420
	Obligated Group, Series 2012A, 5.000%, 11/15/28
1,305	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	952,402
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
3,305	Total Kansas			3,206,822
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,065,710
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 0.9% (0.6% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41	5/16 at 100.00	Aa1 (4)	4,085,968
	(Pre-refunded 5/01/16) – NPFG Insured (UB)
	Massachusetts – 1.6% (1.1% of Total Investments)
3,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	3,330,330
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	1,673,805
	System, Series 2010J, 5.000%, 7/01/39
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,542,542
	2013A, 5.000%, 5/15/43
6,780	Total Massachusetts			7,546,677
	Michigan – 9.4% (6.5% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding
	Series 2013:
1,055	6.000%, 10/01/33	10/23 at 100.00	N/R	864,108
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	985,425
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	945,171
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,075	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%,	1/16 at 100.00	AA–	1,067,271
	7/01/35 – NPFG Insured
4,375	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	4,453,444
	7/01/36 – MBIA-NPFG Insured
3,750	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	3,820,988
	5.000%, 7/01/33 – AGM Insured
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist	5/20 at 100.00	A2	7,651,317
	Hospital, Refunding Series 2010, 5.500%, 5/15/36
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA–	1,075,900
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 –
	NPFG Insured
3,670	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	4,074,801
	5.000%, 12/01/32
12,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	14,154,375
	Series 2015-I, 5.000%, 4/15/32 (WI/DD, Settling 8/31/15)
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	AA–	1,973,498
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	No Opt. Call	A	2,168,240
	Airport, Series 2012A, 5.000%, 12/01/37
40,390	Total Michigan			43,234,538
	Minnesota – 1.2% (0.9% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	5,722,250
	2008B, 6.500%, 11/15/38 – AGC Insured
	Missouri – 1.5% (1.0% of Total Investments)
3,730	Missouri Highways and Transportation Commission, Federal Reimbursement State Road Revenue	No Opt. Call	AA+	3,865,362
	Bonds, Series 2009A, 5.000%, 5/01/16
	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A:
1,325	4.500%, 12/15/23 – NPFG Insured	12/16 at 100.00	AA–	1,387,235
1,475	4.500%, 12/15/26 – NPFG Insured	12/16 at 100.00	AA–	1,545,402
6,530	Total Missouri			6,797,999
	Nebraska – 0.1% (0.1% of Total Investments)
580	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	626,064
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Nevada – 4.2% (2.9% of Total Investments)
3,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	3,384,240
	5.250%, 7/01/38
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/25 –	No Opt. Call	AA	1,121,850
	AGM Insured
5,500	Clark County, Nevada, Limited Tax General Obligation Bonds Bank Bonds, Southern Nevada Water	No Opt. Call	Aa1	5,698,110
	Authority, Series 2006, 4.750%, 6/01/30 – AGM Insured
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	2,446,080
	Tender Option Bond Trust 2633, 19.167%, 7/01/31 – BHAC Insured (IF) (6)
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	AA+	4,490,960
	5.000%, 6/01/39
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Tender Option Bond	7/17 at 100.00	AA+	2,140,320
	Trust 2634, 18.894%, 7/01/31 – BHAC Insured (IF) (6)
17,250	Total Nevada			19,281,560
	New Jersey – 2.1% (1.5% of Total Investments)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	1/16 at 100.00	AA–	2,594,141
	2004A, 5.250%, 7/01/33 – NPFG Insured
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	653,742
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	6,585,600
	0.000%, 12/15/32 – AGM Insured
18,150	Total New Jersey			9,833,483
	New York – 8.3% (5.8% of Total Investments)
12,020	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	2,609,903
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46
4,160	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	4,556,822
	2011A, 5.250%, 2/15/47
2,890	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	3,008,721
	2/15/47 – NPFG Insured
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA	13,033,984
	4.500%, 11/15/32 – AGM Insured (UB)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,578,650
	Fiscal 2013 Series I, 5.000%, 5/01/38
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,048,100
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,308,040
	Center Project, Series 2011, 5.750%, 11/15/51
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,948,289
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36
45,540	Total New York			38,092,509
	North Carolina – 2.1% (1.4% of Total Investments)
3,200	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University,	No Opt. Call	AA+	3,339,456
	Series 2006A, 5.000%, 10/01/41
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,627,657
	WakeMed, Series 2012A, 5.000%, 10/01/31
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,484,345
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
8,875	Total North Carolina			9,451,458
	North Dakota – 0.7% (0.5% of Total Investments)
3,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	3,277,560
	Group, Series 2012, 5.000%, 12/01/29
	Ohio – 3.4% (2.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
685	5.375%, 6/01/24	6/17 at 100.00	B–	579,126
500	5.125%, 6/01/24	6/17 at 100.00	B–	416,120
5,275	5.875%, 6/01/30	6/17 at 100.00	B–	4,367,118
10,000	5.750%, 6/01/34	6/17 at 100.00	B–	7,983,398
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,302,900
1,000	5.875%, 6/01/47	6/17 at 100.00	B	804,510
18,960	Total Ohio			15,453,172
	Oklahoma – 1.1% (0.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,182,940
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A+	3,988,110
4,500	Total Oklahoma			5,171,050
	Oregon – 0.8% (0.5% of Total Investments)
3,500	Portland, Oregon, General Obligation Bonds, Series 2001B, 0.000%, 6/01/16	No Opt. Call	Aa1	3,491,740
	Pennsylvania – 3.4% (2.4% of Total Investments)
445	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	502,992
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
3,030	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	3,322,728
	12/01/43 – AGM Insured
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	11,787,000
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30 (Pre-refunded 5/15/20)
13,475	Total Pennsylvania			15,612,720
	Puerto Rico – 0.4% (0.3% of Total Investments)
30,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Caa3	2,031,000
	8/01/54 – AMBAC Insured
	Rhode Island – 0.7% (0.5% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	1/16 at 100.00	AA–	3,001,620
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 4.6% (3.2% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	11,805,261
5,560	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA	3,053,719
1,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	1/16 at 100.00	AA–	1,021,280
	2005A, 5.250%, 1/01/17 – NPFG Insured
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	5,356,700
	Improvement Series 2015A, 5.000%, 12/01/55
33,130	Total South Carolina			21,236,960
	Texas – 22.1% (15.4% of Total Investments)
4,420	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	No Opt. Call	AAA	4,638,657
	2012B, 5.000%, 8/15/16
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series	8/16 at 100.00	AAA	4,192,840
	2006B, 5.000%, 8/15/31 (Pre-refunded 8/15/16)
2,075	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26	9/15 at 100.00	N/R (4)	2,083,466
	(Pre-refunded 9/01/15) – AMBAC Insured
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	1,434,475
	6.000%, 1/01/41
7,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	7,801,710
	Series 2013B, 5.250%, 10/01/51
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/15 at 100.00	BB+	10,017,798
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,545	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,710,578
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45 (WI/DD, Settling 8/06/15)
4,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	4,226,600
	NPFG Insured
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 33.96	AA	467,760
	Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured
1,920	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 69.08	AA–	616,435
	0.000%, 11/15/37 – NPFG Insured
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	AA–	1,554,291
	0.000%, 11/15/35 – NPFG Insured
40,000	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	11/30 at 54.04	AA	11,136,798
	Series 2001A, 0.000%, 11/15/40 – NPFG Insured
2,400	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	AA–	2,569,104
	7/01/25 – NPFG Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	2,353,060
	5.250%, 11/15/30
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	2,641,700
5,765	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,874,141
2,600	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds,	8/16 at 100.00	AAA	2,708,966
	Refunding Series 2006, 5.000%, 8/15/37
1,685	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds,	8/16 at 100.00	N/R (4)	1,765,779
	Refunding Series 2006, 5.000%, 8/15/37 (Pre-refunded 8/15/16)
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	6,096,900
	0.000%, 1/01/28 – AGC Insured
7,855	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	8,660,452
	5.000%, 1/01/33
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources	No Opt. Call	AA	3,845,760
	Revenue Bonds, Tender Option Bond Trust 1760-3, 17.574%, 8/15/16 (IF)
2,680	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,092,693
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
210	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	250,301
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,442,750
	2012, 5.000%, 12/15/29
1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	1,291,995
	Refunding Series 2012A, 5.000%, 8/15/41
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	5,427,400
	Refunding Series 2015C, 5.000%, 8/15/37
2,900	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	2/16 at 100.00	AAA	2,911,600
	5.250%, 8/01/35
141,355	Total Texas			101,814,009
	Virginia – 2.9% (2.0% of Total Investments)
600	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	667,104
	System Obligated Group, Series 2013, 5.000%, 11/01/30
5,000	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	5,377,950
1,385	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/33	No Opt. Call	BBB–	579,262
5,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	3,478,800
	Series 2007B1, 5.000%, 6/01/47
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,054,009
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	939,253
14,690	Total Virginia			13,096,378
	Washington – 2.4% (1.7% of Total Investments)
3,020	King County Public Hospital District 1, Washington, Limited Tax General Obligation and	No Opt. Call	AA	3,269,663
	Refunding Bonds, Series 2008A, 5.000%, 12/01/37 – AGC Insured
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,189,828
	Center, Series 2011A, 5.625%, 1/01/35
2,940	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (4)	3,546,787
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
9,740	Total Washington			11,006,278
	West Virginia – 0.7% (0.5% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	12/20 at 100.00	Baa1	3,208,597
	Appalachian Power Company Amos Project, Series 2010, 5.375%, 12/01/38
	Wisconsin – 2.1% (1.4% of Total Investments)
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,346,225
	Series 2012B, 5.000%, 2/15/32
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	2,676,600
	Series 2012, 5.000%, 6/01/39
3,690	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	3,779,483
	Services Inc., Series 2006B, 5.125%, 8/15/30
1,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	1,731,389
	5.750%, 5/01/33
8,940	Total Wisconsin			9,533,697
$ 780,622	Total Municipal Bonds (cost $613,800,158)			660,438,440

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 277	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	5.500%	7/15/19	N/R	$ 49,913
74	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	5.500%	7/15/55	N/R	9,864
$ 351	Total Corporate Bonds (cost $31,474)				59,777
	Total Long-Term Investments (cost $613,831,632)				660,498,217
	Floating Rate Obligations – (4.3)%				(19,570,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.6)% (9)				(196,000,000)
	Other Assets Less Liabilities – 3.3%				14,970,903
	Net Assets Applicable to Common Shares – 100%				$ 459,899,120

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$660,438,440	$ —	$660,438,440
Corporate Bonds	—	—	59,777	59,777
Total	$ —	$660,438,440	$59,777	$660,498,217

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $594,926,023.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 57,668,238
Depreciation	(11,673,786)
Net unrealized appreciation (depreciation) of investments	$ 45,994,452

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	As of, or subsequent to, the end of the reporting period this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal
Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in
turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the
Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015